Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Aging Analysis of Performing Loans in Arrears (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Not later than one month [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	99.60%	99.60%
Not later than one month [member] | Commercial loans [Member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	99.50%	99.20%
Not later than one month [member] | Comparable loans [Member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	99.80%	99.90%
Not later than one month [member] | Consumer loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	99.50%	100.00%
Later than one month and not later than three months [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.40%	0.40%
Later than one month and not later than three months [member] | Commercial loans [Member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.50%	0.80%
Later than one month and not later than three months [member] | Comparable loans [Member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.20%	0.10%
Later than one month and not later than three months [member] | Consumer loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.50%	0.00%
Later than three months and not later than six months [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than three months and not later than six months [member] | Commercial loans [Member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than three months and not later than six months [member] | Comparable loans [Member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than three months and not later than six months [member] | Consumer loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than six months and not later than one year [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than six months and not later than one year [member] | Commercial loans [Member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than six months and not later than one year [member] | Comparable loans [Member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than six months and not later than one year [member] | Consumer loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than one year [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than one year [member] | Commercial loans [Member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than one year [member] | Comparable loans [Member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%
Later than one year [member] | Consumer loans [member]
Disclosure of aging analysis of performing loans in arrears [Line Items]
Percentage of performing loan in arrears	0.00%	0.00%